COLT DEPOSITOR III, LLC ABS-15G

Exhibit 99.5

Data Compare Summary (Total)

Run Date - 1/30/2025 9:50:09 AM

Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
Street	26	427	6.09%	427
City	9	427	2.11%	427
State	0	427	0.00%	427
Zip	22	427	5.15%	427
Borrower First Name	73	427	17.10%	427
Borrower Last Name	77	427	18.03%	427
Borrower SSN	61	404	15.10%	427
Original Loan Amount	43	427	10.07%	427
Original Interest Rate	20	427	4.68%	427
Representative FICO	21	427	4.92%	427
Property Type	48	426	11.27%	427
Occupancy	0	427	0.00%	427
Purpose	1	427	0.23%	427
Refi Purpose	3	195	1.54%	427
Balloon Flag	0	404	0.00%	427
Original CLTV	38	427	8.90%	427
Prepayment Penalty Period (months)	54	403	13.40%	427
Lender	124	404	30.69%	427
Product Description	119	404	29.46%	427
Total Cash-out	208	226	92.04%	427
Escrow Account	378	404	93.56%	427
PITIA Reserves Months	404	404	100.00%	427
Interest Only Period	17	48	35.42%	427
Margin	5	5	100.00%	427
Note Date	21	22	95.45%	427
Amortization Term	0	22	0.00%	427
Amortization Type	0	23	0.00%	427
Lien Position	0	22	0.00%	427
# of Units	0	22	0.00%	427
Original LTV	5	24	20.83%	427
Borrower FTHB	5	22	22.73%	427
Investor: Qualifying Total Debt Ratio	4	5	80.00%	427
Appraised Value	0	1	0.00%	427
Has FTHB	0	1	0.00%	427
Total	1,786	9,015	19.81%	427